Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Statutory rate	34.00%	34.00%
Income tax rate reduction	(9.00%)	(9.00%)
Permanent differences
Valuation allowance
Impairment of goodwill	(20.00%)	(31.80%)
Warrant liability
Other	1.90%	(2.80%)
Effective income tax rate	6.90%	(9.60%)